                                                                                                January 2, 2013

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

            Re:       Dreyfus Midcap Index Fund, Inc.

                        File No. 811-6325

Gentlemen:

            Transmitted for filing is the Annual Report to Shareholders for the above referenced Registrant for the period ended October 31, 2012, filed in compliance with the provisions of Section 30 of the Investment Company Act of 1940.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-6620.

                                                                                                Very truly yours,

                                                                                                  /s/Judith C. Canonica

                                                                                                  Judith C. Canonica
                                                                                                  Paralegal

JCC\

Enclosures